Consolidated Statements of Equity (Deficit) (Allied Integral United Inc) - USD ($)	Allied Integral United Inc [Member] Preferred Stock [Member]	Allied Integral United Inc [Member] Common Stock [Member]	Allied Integral United Inc [Member] Additional Paid-in Capital [Member]	Allied Integral United Inc [Member] Accumulated Deficit [Member]	Allied Integral United Inc [Member] Allied Integral United, Inc. Stockholder Equity (Deficit) [Member]	Allied Integral United Inc [Member] Noncontrolling Interest [Member]	Allied Integral United Inc [Member]	Common Stock [Member]	Total
Beginning balance, Shares at Dec. 31, 2017								107,465
Conversion of Debt to Preferred - Related Party, shares								64,942
Ending balance at Dec. 31, 2018	$ 80,769	$ 4,101	$ 4,579,899	$ (4,652,584)	$ 12,185				$ 12,185
Ending balance, Shares at Dec. 31, 2018	8,076,885	410,091						327,060
Issuance of Series I Convertible Preferred stock in subsidiary						780,000			780,000
Issuance of partnership units in subsidiary						4,996,827			4,996,827
Debt to Equity Conversion of Series A Preferred Stock in subsidiary	$ 405		324,595		325,000				$ 325,000
Debt to Equity Conversion of Series A Preferred Stock in subsidiary, shares	40,522								325,000
Contributions			532,969		532,969				$ 532,969
Distributions			(252,548)		(252,548)				(252,548)
PIK dividends on NCI Series I Convertible Preferred Stock	$ 5,491		10,975,999	(10,981,490)
PIK dividends on NCI Series I Convertible Preferred Stock, shares	549,074
Net Loss				(7,163,993)	(7,163,993)	(614,414)	$ (7,778,407)		(7,778,407)
Ending balance at Dec. 31, 2019	$ 86,665	$ 4,101	16,160,914	(22,798,067)	(6,546,387)	5,162,413	(1,383,974)		(1,383,974)
Ending balance, Shares at Dec. 31, 2019	8,666,481	410,091						1,773,189
Stock compensation for services		$ 4,533	1,695,402		1,699,935	110,000			1,809,935
Stock compensation for services, shares		453,316
Issuance of Series I Convertible Preferred stock in subsidiary						3,206,576			3,206,576
Issuance of partnership units in subsidiary						990,387			990,387
Debt to Equity Conversion of Series A Preferred Stock in subsidiary						325,000			$ 325,000
Debt to Equity Conversion of Series A Preferred Stock in subsidiary, shares									325,000
Conversion of Debt to Preferred - Related Party	$ 5,472		10,939,008	(10,944,480)
Conversion of Debt to Preferred - Related Party, shares	547,224
Net Loss				(11,780,363)	(11,780,363)	(1,994,708)	(13,775,070)		(13,775,071)
Ending balance at Dec. 31, 2020	$ 92,137	$ 8,634	$ 28,795,324	$ (45,522,908)	$ (16,626,813)	$ 7,799,668	$ (8,827,145)		$ (8,827,145)
Ending balance, Shares at Dec. 31, 2020	9,213,705	863,407						3,151,780